     As filed with the Securities and Exchange Commission on April 2, 1997

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Post-Effective Amendment No. 13       [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 15         [X]
                       (Check appropriate box or boxes)

              LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
              (Exact name of registrant as specified in charter)
                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
              (Address of Principal Executive Offices - Zip Code)
       Registrant's Telephone Number, including Area Code (219)455-2000

                             Jack D. Hunter, Esq.
                             200 East Berry Street
                          Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                         Fiscal year-end: December 31

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company act of 1940. Pursuant to Rule 24f-2(b)(2), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 27, 1997.

It is proposed that this filing will become effective:
               Immediately upon filing pursuant to paragraph (b)
           X   On May 1, 1997 pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1)
               On             pursuant to paragraph (a)(1)
               75 days after filing pursuant to paragraph (a)(2) On pursuant to paragraph (a)(2) of rule 485.

              LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

                                  CONTENTS OF
                      POST-EFFECTIVE AMENDMENT NO. 12 AND
                               AMENDMENT NO. 14
                                      to
                           Registration on Form N-1A

This amendment consists of the following papers and documents:

Facing Sheet

Contents sheet

Cross-reference sheet

Part A -

  Prospectus *

Part B -

  Statement of Additional Information *

Part C -

  Items 24 through 32 *

  Signatures

  Exhibit Index


* Incorporated by reference to Post-Effective Amendment No. 12 filed on February 28, 1997.

              LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
                             CROSS REFERENCE SHEET
                         [as required by Rule 481(a)]

Item Number - Part A                 Location in Prospectus
--------------------                 ----------------------
1.  Cover Page                       Preface

2.  Synopsis                         Not Applicable

3.  Condensed Financial
     Information                     Preface

4.  General Description of           Description of the Fund; Investment
     Registrant                      Policies and Techniques; Investment
                                     Restrictions; Strategic Portfolio
                                     Transactions (Prospectus and Appendix)

5.  Management of Fund               Description of the Fund; Investment
                                     Policies and Techniques; Management of the funds (Appendix)

5A. Management's Discussion          Management's Discussion of Fund
     of Fund Performance             Performance (Appendix)

6.  Capital Stock and Other          Description of Shares; Sales and
      Securities                     Redemption of Shares; General Information;
                                     Distribution; Distribution and Federal
                                     Income Tax Considerations (All in Appendix)

7.  Purchase of Securities           Net Asset Value; Purchase of Securities
     Being Offered                   Being Offered; Sale and Redemption of
                                     Shares (All in Appendix)

8.  Redemption                       Sale and Redemption of Shares
     or Repurchase                   (Appendix)

9.  Legal Proceedings                Not Applicable

                                     Location in Statement of
Item Number - Part B                 Additional Information
--------------------                 ------------------------

10. Cover Page                       Cover Page

11. Table of Contents                Table of Contents

12. General Information              General Information and History
     and History

13. Investment Objectives            Investment Restrictions; Investment
     and Policies                    Policies and Techniques (continued)
                                     (Appendix); Strategic Portfolio
                                     Transactions (Appendix)

14. Management of the
     Fund                            Directors and Officers (Appendix)

15. Control Persons and              See "Management of the Funds" and
     Principal Holders of            "Description of Shares" in the Prospectus
     Securities                      Appendix

16. Investment Advisory              Investment Advisor and Sub-Advisor;
     and Other Services              Custodian; Independent Auditors (All in
                                     Appendix)

17. Brokerage Allocation             Portfolio Transactions and Brokerage

18. Capital Stock and                Not Applicable
     Other Securities

19. Purchase, Redemption             Purchase of Securities Being Offered; Sale
     and Pricing of                  and Redemption of Shares; and Net Asset
     Securities Being Offered        Value; all in the Prospectus Appendix

20. Tax Status                       Taxes

21. Underwriters                     Not Applicable

22. Calculation of                   Not Applicable (See the SAI for the
     Performance Data                Variable Annuity Account on Form N-4.)

23. Financial Statements             Financial Statements

PART C - OTHER INFORMATION


     Item 24. Financial Statements and Exhibits

     a) Financial Statements:

          (1) Part A.
              -------

          The financial highlights of Lincoln National Global Asset Allocation Fund (the Fund) for the years ended December 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989, and 1988 and for the period from August 3, 1987 to December 3, 1987, is incorporated by reference to Pages 53-54 of the Fund's 1996 Annual Report.

              Part B.
              ------

          The following financial statements of the Fund are incorporated by reference to Pages 20-30 and 42-52 and 55 of the Fund's 1996 Annual
          Report:

          - Statement of Net Assets -- December 31, 1996
          - Statement of Operations -- Year Ended December 31, 1996
          - Statements of Changes in Net Assets -- Years Ended December 31, 1996 and 1995
          - Notes to Financial Statements -- December 31, 1996

          In total, only pages 20-30 and 42-55 of the Fund's 1996 Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.

          (2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.

     b) Exhibits:

           8   - Custody Fee Schedule*

           9(d)- Services Agreement between Delaware Management Holdings,
                 Delaware Service Company, Inc. and Lincoln National Life Insurance Company, dated August 29, 1996

          11   - Consent of Ernst & Young LLP, Independent Auditors*

          17(a)- Financial Data Schedule*

          17(b)- Memorandum Concerning Books and Records*

     We have no changes to report to Exhibits 1-7,10 and 12-16. These exhibits are incorporated by reference to the Registration Statement (File No. 33-13530) including all amendments and/or post-effective amendments.

Item 25. Persons Controlled by or Under Common Control with Registrant

     See "Management of the Fund", "Purchase of Securities Being Offered", and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Advisor and Sub Adviser" in the Statement of Additional Information forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, The Lincoln National Life Insurance Company (Lincoln Life), for its Variable Annuity Account C and its Variable Life Account K, is the sole shareholder in the Fund.

     No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 15(a) to the Form N-4 Registrant Statement filed by Lincoln National Variable Annuity Account C (File No. 33-25990), and is incorporated by reference into this Registration Statement.

Item 26. Number of Holders of Securities

     As of February 1, 1997, there was one record holder of common stock, $.01 par value per share.

Item 27. Indemnification

     See prior filings.

     *Incorporated by Reference to Post-Effective Amendment No. 12 filed on
      February 28, 1997.

Item 28. Business and Other Connections of Investment Adviser

     Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment, is hereby incorporated by reference from the section captioned "Management of the Fund" in the Prospectus forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement, and
     Item 7 of Part II of Lincoln Investment's Form ADV filed separately with the Commission (File No. 801-5098). Information pertaining to any business and other connections of Registrant's sub-investment adviser, Putnam Management, Inc. ("Putnam") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund," the section of the Statement of Additional Information captioned "Investment Adviser and Sub-Adviser," and Item 7 of Part II of Putnam's Form ADV filed separately with the Commission (File No. 801-5097).

     The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Lincoln Investment and Putnam are hereby incorporated by reference, respectively, from Schedules A and D of Lincoln Investment's Form ADV and from Schedules A and D of Putnam's Form ADV.

     As of February 1, 1997, the officers and/or directors of the Investment Adviser held the following positions: (Incorporated by reference to Post-Effective Amendment No. 12 filed on February 28, 1997)

Item 29. Principal Underwriters

     Not applicable.

Item 30. Location of Accounts and Records

     See Exhibit 17(b): Books and Records -- Lincoln National Global Asset Allocation Fund, Inc. -- Rules Under Section 31 of the Investment Company Act of 1940.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     See prior filings.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement, pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Wayne, and State of Indiana, on the 2nd day of April, 1997.



                                       LINCOLN NATIONAL
                                       GLOBAL ASSET ALLOCATION FUND, INC.


                                       By  /s/ Kelly D. Clevenger
                                           ----------------------
                                           Kelly D. Clevenger
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                   Title                    Date
---------                   -----                    ----
                                                      April 2, 1997
/s/ Kelly D. Clevenger      Chairman of the Board    _______________
----------------------      President and Director
Kelly D. Clevenger          (Principal Executive
                            Officer)
                                                      April 2, 1997
*                           Director                 _______________
------------------------
John B. Borsch, Jr.
                                                      April 2, 1997
*                           Director                 _______________
----------------------
Stanley R. Nelson
                                                      April 2, 1997
***                         Director                  ______________
---------------------------
Barbara S. Kowalczyk
                                                      April 2, 1997
**                          Director                 _______________
--------------------
Nancy L. Frisby
                                                      April 2, 1997
/s/ Lantz M. Mintch         Chief Accounting Officer _______________
-------------------         (Principal Accounting
Lantz M. Mintch             Officer)
                                                      April 2, 1997
/s/ Janet C. Whitney        Vice President and       _______________
--------------------        Treasurer (Principal
Janet C. Whitney            Financial Officer)

*   By /s/ Jeremy Sachs  pursuant to a Power of Attorney filed with the original
    -------------------  Registration Statement.
    Jeremy Sachs

**  By /s/ Jeremy Sachs  pursuant to a Power of Attorney filed with Post-
    -------------------  Effective Amendment No. 8 to this Registration
    Jeremy Sachs         Statement.

*** By /s/ Jeremy Sachs  pursuant to a Power of Attorney filed with Post-
    -------------------  Effective Amendment No. 9 to the Registration
    Jeremy Sachs         Statement.
